Guarantees granted, commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of purchase obligations
Future minimum purchase obligations under these arrangements at December 31, 2019 were as follows for the Group's continuing operations:

(€ million)
2020	€982
2021	€594
2022	€216
2023	€27
2024	€45
2025 and thereafter	€—